Ordinary shares - Additional information (Detail)					1 Months Ended	12 Months Ended
	Dec. 20, 2019 USD ($) shares	Dec. 20, 2019 CNY (¥) shares	Apr. 01, 2018 shares	Jan. 05, 2018 $ / shares shares	May 31, 2018 shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Jul. 01, 2019 shares	Dec. 31, 2018 $ / shares shares
Ordinary shares authorized shares							500,000,000	500,000,000		479,999,830
Ordinary shares, par value | $ / shares							$ 0.0001			$ 0.0001
Ordinary shares subscribed				8,188,790
Stock repurchase value | ¥						¥ 168,567,125
Stock repurchase commission expense payable | ¥								¥ 53,293,800
Twenty Ninteen Share Repurchase Program [Member]
Repurchase of shares | $							$ 100,000,000
Stock repurchase program, period in force	12 months	12 months
Stock repurchase value	$ 24,108,875	¥ 168,567,125
Stock repurchase commission expense payable							$ 7,636,994	¥ 53,293,800
2018 Restricted Share Unit Scheme [Member]
Ordinary shares, par value | $ / shares				$ 0.0001
Restricted Stock Units (RSUs) [Member] | 2018 Restricted Share Unit Scheme [Member]
Shares issued for employee benefit plan			2,106,321
Angel Preferred Stock [Member]
Number of shares converted				2,944,395
Series B-4 Preferred Shares [Member]
Shares issued					125,000
IPO [member]
Shares Issued									4,492,473
Ordinary Shares [Member]
Number of shares converted				2,944,395
Repurchased shares	291,207	291,207			125,000